Derivative Financial Instruments (Details) - Schedule of fair market value of the derivative financial instruments measured using assumptions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments (Details) - Schedule of fair market value of the derivative financial instruments measured using assumptions [Line Items]
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range
Expected life range (in years)
Volatility range
Dividend yield		0.00%
Minimum [Member]
Derivative Financial Instruments (Details) - Schedule of fair market value of the derivative financial instruments measured using assumptions [Line Items]
Risk free rate range		0.05%
Expected life range (in years)		1 month 20 days
Volatility range		117.48%
Maximum [Member]
Derivative Financial Instruments (Details) - Schedule of fair market value of the derivative financial instruments measured using assumptions [Line Items]
Risk free rate range		1.61%
Expected life range (in years)		1 year
Volatility range		144.51%